SEGMENT REPORTING - Revenue by Segment (Details) - CAD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 627.8	$ 1,224.8	$ 4,196.2	$ 3,346.9
Adjusted EBITDA	127.3	282.0	1,076.7	825.7
Capital Expenditures	52.3	160.3	428.3	457.8
Canada
Disclosure of operating segments [line items]
Revenue	533.9	931.3	1,996.1	1,760.8
USA
Disclosure of operating segments [line items]
Revenue	93.9	293.5	2,200.1	1,586.1
Solid waste
Disclosure of operating segments [line items]
Revenue	416.1	813.7	3,256.6	2,461.3
Amount of reclassifications or changes in presentation	0.7
Solid waste | Canada
Disclosure of operating segments [line items]
Revenue	322.2	520.2	1,230.8	1,013.7
Amount of reclassifications or changes in presentation		0.6		1.7
Solid waste | USA
Disclosure of operating segments [line items]
Revenue	93.9	293.5	2,025.8	1,447.6
Infrastructure and soil remediation
Disclosure of operating segments [line items]
Revenue	133.4	258.7	527.3	535.0
Amount of reclassifications or changes in presentation		0.1
Liquid waste
Disclosure of operating segments [line items]
Revenue	78.3	152.4	412.3	350.6
Amount of reclassifications or changes in presentation				3.8
Liquid waste | Canada
Disclosure of operating segments [line items]
Amount of reclassifications or changes in presentation	0.6	0.5
Operating segments
Disclosure of operating segments [line items]
Revenue	684.3	1,328.5	4,673.8	3,705.9
Adjusted EBITDA	127.3	282.0	1,076.7	825.7
Operating segments | Solid waste
Disclosure of operating segments [line items]
Revenue	459.5	897.5	3,679.8	2,778.2
Adjusted EBITDA	97.4	206.2	977.8	698.7
Operating segments | Solid waste | Canada
Disclosure of operating segments [line items]
Revenue	362.5	595.5	1,417.8	1,174.8
Adjusted EBITDA	80.1	142.6	338.6	267.7
Operating segments | Solid waste | USA
Disclosure of operating segments [line items]
Revenue	97.0	302.0	2,262.0	1,603.4
Adjusted EBITDA	17.3	63.6	639.2	431.0
Operating segments | Infrastructure and soil remediation
Disclosure of operating segments [line items]
Revenue	136.2	262.7	538.2	541.0
Adjusted EBITDA	23.4	56.4	91.6	103.7
Amount of reclassifications or changes in presentation				2.1
Operating segments | Liquid waste
Disclosure of operating segments [line items]
Revenue	88.6	168.3	455.8	386.7
Adjusted EBITDA	15.8	38.3	97.5	79.5
Amount of reclassifications or changes in presentation		1.8
Intercompany revenue
Disclosure of operating segments [line items]
Revenue	(56.5)	(103.7)	(477.6)	(359.0)
Amount of reclassifications or changes in presentation				45.9
Intercompany revenue | Solid waste
Disclosure of operating segments [line items]
Revenue	(43.4)	(83.8)	(423.2)	(316.9)
Intercompany revenue | Solid waste | Canada
Disclosure of operating segments [line items]
Revenue	(40.3)	(75.3)	(187.0)	(161.1)
Intercompany revenue | Solid waste | USA
Disclosure of operating segments [line items]
Revenue	(3.1)	(8.5)	(236.2)	(155.8)
Intercompany revenue | Infrastructure and soil remediation
Disclosure of operating segments [line items]
Revenue	(2.8)	(4.0)	(10.9)	(6.0)
Intercompany revenue | Liquid waste
Disclosure of operating segments [line items]
Revenue	(10.3)	(15.9)	(43.5)	(36.1)
Corporate
Disclosure of operating segments [line items]
Revenue			0.0	0.0
Adjusted EBITDA	$ (9.3)	(18.9)	$ (90.2)	(56.2)
Corporate | Canada
Disclosure of operating segments [line items]
Amount of reclassifications or changes in presentation				24.1
Corporate | USA
Disclosure of operating segments [line items]
Amount of reclassifications or changes in presentation		$ 4.9
Corporate | Solid waste | Canada
Disclosure of operating segments [line items]
Amount of reclassifications or changes in presentation				1.5
Corporate | Solid waste | USA
Disclosure of operating segments [line items]
Amount of reclassifications or changes in presentation				$ 26.4